united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 10/31/22

ITEM 1. REPORTS TO SHAREHOLDERS.

Advised by Redwood Investment Management, LLC

Annual Report

October 31, 2022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-855-RED-FUND (733-3863) www.redwoodmutualfunds.com

Dear Shareholder,

Redwood Managed Volatility Fund (RWDIX): -12.90%*

* Class I – From November 1, 2021 through October 31, 2022

Source: Ultimus Fund Solutions.

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal year, risk markets were volatile as the Federal Reserve ramped up its aggressive rate hiking policy to curb the highest inflation levels in over 40 years. Many fixed income asset classes, whose duration was at record high levels, sold off sharply and experienced their worst drawdowns in history.

The Fund returned -12.90% (Source: Ultimus). Utilizing our quantitative risk-managed process, the Fund had several tactical shifts to and from defensive posturing that resulted in the Fund being exposed to risk assets for only a portion of the period. The Fund derived most of its total return from derivative products, such as total -return swaps and CDX, tied to U.S. corporate high-yield bond exposure. The Fund underperformed in comparison to its benchmark, the BofA Merrill Lynch 3-5 Year Treasury Index which returned -9.54% (Source: Ultimus) as high-yield corporate bonds declined more than intermediate treasuries. However, the Fund was able sidestep a portion of the drawdown seen in high-yield corporate bonds as well as participate in the intermittent recoveries given the tactical nature of the strategy.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

**        Bank of America Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

*** The BofA Merrill Lynch 3-5 Year Treasury Index tracks the performance of the direct sovereign debt of the U.S. government having a maturity of at least three years and less than five years. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Dear Shareholder,

Redwood Managed Municipal Income Fund (RWMIX): -10.36%*

* Class I – From November 1, 2021 through October 31, 2022. Source: Ultimus Fund Solutions.

During the Redwood Managed Municipal Income Fund’s (the “Fund”) fiscal year, risk markets were volatile as the Federal Reserve ramped up its aggressive rate hiking policy to curb the highest inflation levels in over 40 years. Many fixed income asset classes, whose duration was at record high levels, sold off sharply and experienced their worst drawdowns in history.

The Fund returned -10.36% (Source: Ultimus). Utilizing our quantitative risk-managed process, the Fund had several tactical shifts to and from defensive posturing that resulted in the Fund being exposed to high-yield municipal bonds for only a portion of the period. The Fund outperformed in comparison to its benchmark, the Bloomberg Municipal Bond Index which returned -11.98% (Source: Ultimus). The Fund was able to sidestep a portion of the drawdown seen in both investment grade and high-yield municipal bonds, as well as participate in the intermittent recoveries given the tactical nature of the strategy.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

** The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

*** Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Dear Shareholder,

Redwood AlphaFactor® Tactical International Fund (RWIIX): -13.60%*

* Class I – From November 1, 2021 through October 31, 2022. Source: Bloomberg.

During the Redwood AlphaFactor® Tactical International Fund’s (the “Fund”) fiscal year, global risk markets were volatile as rising inflation threatened economies around the globe. Central Banks around the world implemented aggressive rate hiking policies with the goal of curbing rising costs. International equities, represented by the MSCI All Country World ex-US Index** (MSCI ACWI ex-US), entered its second bear market in two years, following the steep decline experienced in early 2020.

The Fund posted a loss of -13.60% (Source: Ultimus), outperforming its benchmark, the MSCI All

Country World ex-US Index**, which returned -24.73% (Source: Ultimus). Given the tactical nature of the strategy, the Fund was able to sidestep a portion of the drawdown seen in international equity markets as well as participate in the intermittent recoveries. Utilizing our quantitative risk-managed process, the Fund had several tactical shifts to and from defensive posturing that resulted in the Fund being exposed to a portfolio of international stock exposure and international equity derivatives for a portion of the period. The Fund will continue to implement its disciplined quantitative stock selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

** The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

*** The Redwood AlphaFactor® Tactical International Index seeks to identify critical turning points in the markets for international equities. The index utilizes a quantitively driven process that seeks to be risk-on when international equities are trending upwards, and risk-off when international equities are trending downwards. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Dear Shareholder,

Redwood Systematic Macro Trend (“SMarT”) Fund (RWSIX): -5.30%*

* Class I – From November 1, 2021 through October 31, 2022. Source: Ultimus Fund Solutions.

During the Redwood Systematic Macro Trend (“SMarT”) Fund’s (the “Fund”) fiscal year, risk markets were volatile as rising inflation threatened economies around the globe. The Federal Reserve implemented aggressive rate hiking policies with the goal of curbing rising costs. As a result, equities and fixed income markets sold off.

The Fund posted loss of -5.30% (Source: Ultimus), and outperformed its benchmark, 40% S&P 500/60% Bloomberg U.S. Aggregate Bond Index which returned -18.12% (Source: Ultimus). Utilizing our quantitative risk-managed process, the Fund had several tactical shifts to and from defensive posturing that resulted in the Fund being exposed to risk assets for only a portion of the period. When the Fund was risk on, it was exposed to a combination of exposures including U.S. equity, convertible bonds, preferred stock, high yield corporate bonds, and international stock. The Fund was able to outperform its benchmark given the Fund’s ability to sidestep a portion of the drawdown seen in risk assets as well as participate in the intermittent recoveries given the tactical nature of the strategy. The Fund will continue to implement its disciplined quantitative security selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**        The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Barclays Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The Bloomberg Barclays Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

*** The 40% S&P 500 / 60% Bloomberg Barclays Aggregate Bond Index is a blended index which is composed of 40% Standard and Poor’s 500 Total Return Index (a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries) and 60% of the Bloomberg Barclays Aggregate Bond Index (an index that consists of investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities. It is often considered representative of the U.S. investment-grade fixed rate bond market). Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

5078-NLD-12202022

Redwood Managed Volatility Fund
PORTFOLIO REVIEW
October 31, 2022 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2022, compared to its benchmark:

		Annualized Five	Annualized Since
	One Year	Years	Inception(a)
Class I	(12.90)%	(1.74)%	0.77%
Class N	(13.08)%	(1.99)%	0.53%
Class Y	(12.76)%	(1.63)%	0.90%
Bank of America Merrill Lynch 3-5 Yr Treasury Index (b)	(9.54)%	0.04%	0.71%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.57% for Class I shares, 1.84% for Class N shares, and 1.58% for Class Y shares (1.45% after waiver for Class Y shares), per the March 1, 2022 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2023 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.67%, 1.92% and 1.43% of average daily net assets attributable to Class I, Class N and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	Bank of America Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $20,000,000 Investment ^

^	Performance shown is for Class Y shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION October 31, 2022
% of Net Assets
Short-Term Investments	66.8%
U.S. Government and Agencies	19.3%
Corporate Bonds	14.7%
Liabilities in Excess of Other Assets	(0.8)%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Municipal Income Fund
PORTFOLIO REVIEW
October 31, 2022 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2022, compared to its benchmark:

		Annualized Five	Annualized
	One Year	Years	Since Inception(a)
Class I	(10.36)%	1.00%	1.73%
Class N	(9.94)%	0.66%	1.43%
Bloomberg U.S. Municipal Bond Index (b)	(11.98)%	0.37%	1.10%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.62% for Class I shares and 1.87% for Class N share and after expense waivers are 1.55% for Class I shares and 1.80% for Class N shares per the March 1, 2022 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2023 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.00% and 1.25% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION October 31, 2022
% of Net Assets
Short-Term Investments	96.6%
Open End Funds	0.7%
Other Assets in Excess of Liabilities	2.7%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO REVIEW
October 31, 2022 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2022 compared to its benchmarks:

		Annualized Three	Annualized
	One Year	Years	Since Inception(a)
Class I	(13.60)%	3.16%	1.64%
Class N	(14.72)%	1.80%	0.75%
Redwood AlphaFactor® Tactical International Index (b)	(12.54)%	6.75%	(10.74)%
MSCI AC World Index ex-US Net (c)	(24.73)%	(1.68)%	(0.72)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns are calculated using the traded net asset value at the beginning of the year. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.26% for Class I shares and 1.51% for Class N share and after expense waivers are 1.22% for Class I shares and 1.47% for Class N shares per the March 1, 2022 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2023 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.20% and 1.45% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment ^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION October 31, 2022
% of Net Assets
Common Stocks	66.3%
Short-Term Investments	48.8%
Liabilities in Excess of Other Assets	(15.1)%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO REVIEW
October 31, 2022 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2022, compared to its benchmarks:

		Annualized Three	Annualized
	One Year	Years	Since Inception(a)
Class I	(5.30)%	12.27%	7.80%
Class N	(5.59)%	12.03%	7.55%
MS Category Avg-Tactical Allocation Index (b)	(14.79)%	2.32%	2.26%
Composite Index (c)	(18.12)%	0.45%	2.87%
S&P 500 Total Return Index (d)	(14.61)%	10.22%	10.41%
Bloomberg Global Aggregate Bond Index (e)	(20.79)%	(6.16)%	(2.40)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.37% for Class I shares and 1.62% for Class N share and after expense waivers are 1.33% for Class I shares and 1.58% for Class N shares per the March 1, 2022 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2023 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.30% and 1.55% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll- free 1 855 733 3863

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Avg–Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The MS Category Avg-Tactical Allocation Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The MS Category Avg-Tactical Allocation Index or any member of the public regarding the advisability of investing in funds categorized as Tactical Allocation generally or in the The MS Category Avg-Tactical Allocation Index in particular or the ability of the SMarT Fund to track general Tactical Allocation market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE SMarT FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

(c)	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(d)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(e)	The Bloomberg Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION October 31, 2022
% of Net Assets
Common Stocks	54.2%
U.S. Government & Agencies	19.1%
Exchange-Traded Funds	17.6%
Short-Term Investments	8.7%
Open End Funds	0.1%
Other Assets in Excess of Liabilities	0.3%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.7%
	AEROSPACE & DEFENSE — 0.4%
185,000	Bombardier, Inc.(a)	7.8750	04/15/27	$176,040
168,000	Howmet Aerospace, Inc.	6.8750	05/01/25	171,284
403,000	TransDigm, Inc.	6.3750	06/15/26	389,431
186,000	TransDigm, Inc.	5.5000	11/15/27	168,955
				905,710
	AUTOMOTIVE — 0.5%
180,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	171,239
388,000	Ford Motor Company	4.3460	12/08/26	361,549
177,000	Ford Motor Company	4.7500	01/15/43	123,802
165,000	Ford Motor Company	5.2910	12/08/46	120,427
403,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	388,752
				1,165,769
	BIOTECH & PHARMA — 0.2%
99,000	BC Ltd.(a)	9.0000	01/30/28	96,278
179,000	Bausch Health Companies, Inc.(a)	11.0000	09/30/28	140,005
33,000	Bausch Health Companies, Inc.(a)	14.0000	10/15/30	19,181
127,000	Endo Luxembourg Finance Company I Sarl / Endo US, Inc.(a)	6.1250	04/01/29	96,245
188,000	Par Pharmaceutical, Inc.(a)	7.5000	04/01/27	144,158
				495,867
	CABLE & SATELLITE — 0.9%
398,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.0000	02/01/28	361,877
179,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.3750	06/01/29	159,915
185,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.7500	03/01/30	155,801
188,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.5000	08/15/30	154,179
192,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.2500	02/01/31	152,478
180,000	DISH DBS Corporation	5.8750	11/15/24	166,500
173,000	DISH DBS Corporation	7.7500	07/01/26	146,297
391,000	DISH DBS Corporation	7.3750	07/01/28	298,212
385,000	Sirius XM Radio, Inc.(a)	5.5000	07/01/29	353,073
192,000	Sirius XM Radio, Inc.(a)	4.1250	07/01/30	156,848
				2,105,180
	CHEMICALS — 0.2%
392,000	Avient Corporation	5.2500	03/15/23	392,179

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.7% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.1%
179,000	Prime Security Services Borrower, LLC (a)	5.7500	04/15/26	$174,513
126,000	RR Donnelley & Sons Company	8.2500	07/01/27	113,810
				288,323
	CONTAINERS & PACKAGING — 0.5%
394,000	Ball Corporation	4.0000	11/15/23	387,055
371,000	Pactiv, LLC B	7.9500	12/15/25	345,969
327,000	Sealed Air Corporation(a)	6.8750	07/15/33	313,619
				1,046,643
	ELECTRIC UTILITIES — 0.7%
414,000	Calpine Corporation(a)	5.1250	03/15/28	367,867
177,000	FirstEnergy Corporation	4.4000	07/15/27	166,516
403,000	PG&E Corporation	5.0000	07/01/28	367,740
621,000	Talen Energy Supply, LLC	6.5000	06/01/25	403,650
403,000	Vistra Operations Company, LLC(a)	5.5000	09/01/26	387,857
				1,693,630
	ELECTRICAL EQUIPMENT — 0.2%
375,000	WESCO Distribution, Inc.(a)	7.2500	06/15/28	380,964

	ENTERTAINMENT CONTENT — 0.3%
725,000	Diamond Sports Group, LLC / Diamond Sports Finance(a)	5.3750	08/15/26	145,906
370,000	Liberty Interactive, LLC	8.5000	07/15/29	235,520
411,000	Univision Communications, Inc.(a)	5.1250	02/15/25	397,811
				779,237
	FOOD — 0.7%
185,000	Kraft Heinz Foods Company	3.0000	06/01/26	170,842
177,000	Kraft Heinz Foods Company	3.8750	05/15/27	165,883
135,000	Kraft Heinz Foods Company	6.3750	07/15/28	138,686
125,000	Kraft Heinz Foods Company(a)	7.1250	08/01/39	130,600
156,000	Kraft Heinz Foods Company	5.0000	06/04/42	134,809
150,000	Kraft Heinz Foods Company	5.2000	07/15/45	130,953
165,000	Kraft Heinz Foods Company	4.3750	06/01/46	128,863
154,000	Kraft Heinz Foods Company	4.8750	10/01/49	128,297
137,000	Post Holdings, Inc.(a)	5.7500	03/01/27	132,776
192,000	Post Holdings, Inc.(a)	4.6250	04/15/30	161,838

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.7% (Continued)
	FOOD — 0.7% (Continued)
195,000	Post Holdings, Inc.(a)	4.5000	09/15/31	$161,683
				1,585,230
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
415,000	Louisiana-Pacific Corporation(a)	3.6250	03/15/29	338,052

	HEALTH CARE FACILITIES & SERVICES — 1.1%
179,000	Centene Corporation	4.6250	12/15/29	162,530
186,000	Centene Corporation	3.3750	02/15/30	154,687
188,000	Centene Corporation	3.0000	10/15/30	151,881
195,000	Centene Corporation	2.5000	03/01/31	150,234
188,000	CHS/Community Health Systems, Inc.(a)	6.8750	04/15/29	76,109
408,000	DaVita, Inc.(a)	4.6250	06/01/30	318,758
203,000	DaVita, Inc.(a)	3.7500	02/15/31	147,932
173,000	HCA, Inc.	5.3750	02/01/25	170,856
364,000	HCA, Inc.	5.8750	02/15/26	360,710
163,000	HCA, Inc.	5.6250	09/01/28	156,635
183,000	HCA, Inc.	3.5000	09/01/30	152,189
183,000	Tenet Healthcare Corporation(a)	6.1250	10/01/28	159,050
364,000	Tenet Healthcare Corporation	6.8750	11/15/31	309,455
				2,471,026
	HOME & OFFICE PRODUCTS — 0.1%
177,000	Newell Brands, Inc.	4.4500	04/01/26	164,981

	HOME CONSTRUCTION — 0.3%
229,000	Beazer Homes USA, Inc. B	6.7500	03/15/25	211,203
400,000	Toll Brothers Finance Corporation B	4.3750	04/15/23	397,333
				608,536
	INSURANCE — 0.2%
42,000	MBIA, Inc.	6.6250	10/01/28	37,511
391,000	Radian Group, Inc.	4.5000	10/01/24	370,085
				407,596
	INTERNET MEDIA & SERVICES — 0.3%
168,000	Netflix, Inc.	4.8750	04/15/28	160,396
157,000	Netflix, Inc.	5.8750	11/15/28	155,823

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.7% (Continued)
	INTERNET MEDIA & SERVICES — 0.3% (Continued)
354,000	Netflix, Inc.(a)	4.8750	06/15/30	$328,266
				644,485
	LEISURE FACILITIES & SERVICES — 0.5%
197,000	BC ULC / New Red Finance, Inc.(a)	4.0000	10/15/30	159,885
183,000	Carnival Corporation(a)	7.6250	03/01/26	137,913
188,000	Carnival Corporation(a)	5.7500	03/01/27	131,001
135,000	Carnival Corporation	6.6500	01/15/28	86,076
195,000	Hilton Domestic Operating Company, Inc.(a)	3.6250	02/15/32	155,084
379,000	MGM Resorts International	5.7500	06/15/25	369,675
189,000	NCL Corporation Ltd.(a)	5.8750	03/15/26	155,138
188,000	Royal Caribbean Cruises Ltd.(a)	5.5000	04/01/28	145,305
				1,340,077
	METALS & MINING — 0.2%
189,000	FMG Resources August 2006 Pty Ltd.(a)	4.3750	04/01/31	149,614
154,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	126,986
185,000	Novelis Corporation(a)	4.7500	01/30/30	159,525
				436,125
	OIL & GAS PRODUCERS — 2.0%
204,000	Apache Corporation	4.8750	11/15/27	184,982
171,000	Apache Corporation	5.1000	09/01/40	138,850
185,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	156,209
39,000	Cheniere Energy, Inc.(a)	4.6250	10/15/28	36,002
137,000	Cheniere Energy, Inc.	4.6250	10/15/28	126,468
179,000	Comstock Resources, Inc.(a)	6.7500	03/01/29	172,222
160,000	Continental Resources Inc. (a)	5.7500	01/15/31	145,511
403,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	385,393
180,000	EQT Corporation	3.9000	10/01/27	162,146
375,000	Murphy Oil Corporation	7.0500	05/01/29	371,190
415,000	New Fortress Energy, Inc.(a)	6.7500	09/15/25	408,873
197,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	191,188
189,000	NGL Energy Operating, LLC / NGL Energy Finance(a)	7.5000	02/01/26	171,094
188,000	Occidental Petroleum Corporation	2.9000	08/15/24	181,313
379,000	Occidental Petroleum Corporation	5.5500	03/15/26	385,221
189,000	Occidental Petroleum Corporation	3.5000	08/15/29	171,794

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.7% (Continued)
	OIL & GAS PRODUCERS — 2.0% (Continued)
143,000	Occidental Petroleum Corporation	8.8750	07/15/30	$162,484
156,000	Occidental Petroleum Corporation	6.6250	09/01/30	162,532
160,000	Occidental Petroleum Corporation	6.1250	01/01/31	161,002
150,000	Occidental Petroleum Corporation	6.4500	09/15/36	149,304
304,000	Ovintiv, Inc.	8.1250	09/15/30	325,362
175,000	Western Midstream Operating, L.P.	5.3000	02/01/30	154,022
				4,503,162
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
463,000	Nabors Industries, Inc. B	5.7500	02/01/25	446,195
525,000	Transocean, Inc.(a)	8.0000	02/01/27	430,915
				877,110
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
402,000	Iron Mountain, Inc.(a)	4.8750	09/15/27	372,757
185,000	Iron Mountain, Inc.(a)	5.2500	07/15/30	159,882
406,000	iStar, Inc.	4.2500	08/01/25	393,786
189,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	130,473
186,000	SBA Communications Corporation	3.8750	02/15/27	168,214
200,000	SBA Communications Corporation	3.1250	02/01/29	162,357
				1,387,469
	REAL ESTATE SERVICES — 0.2%
400,000	Realogy Group, LLC / Realogy Co-Issuer Corporation(a)	4.8750	06/01/23	399,700

	RETAIL - CONSUMER STAPLES — 0.4%
195,000	Albertsons Companies, Inc. / Safeway Inc. (a)	3.5000	03/15/29	160,752
294,000	New Albertsons, L.P.	8.0000	05/01/31	303,225
236,000	Rite Aid Corporation B	7.7000	02/15/27	127,440
226,000	Safeway, Inc.	7.2500	02/01/31	218,822
				810,239
	RETAIL - DISCRETIONARY — 0.2%
189,000	Magic MergerCo, Inc.(a)	7.8750	05/01/29	105,215
423,000	Staples, Inc.(a)	10.7500	04/15/27	307,496
				412,711
	SEMICONDUCTORS — 0.2%
388,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	383,600

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.7% (Continued)
	SPECIALTY FINANCE — 0.5%
396,000	Navient Corporation	5.5000	01/25/23	$395,858
392,000	OneMain Finance Corporation	5.6250	03/15/23	392,476
171,000	OneMain Finance Corporation	6.8750	03/15/25	166,403
168,000	OneMain Finance Corporation	7.1250	03/15/26	162,433
				1,117,170
	STEEL — 0.1%
392,000	United States Steel Corporation	6.6500	06/01/37	327,582

	TECHNOLOGY HARDWARE — 0.5%
324,000	Dell, Inc.	7.1000	04/15/28	335,773
186,000	Imola Merger Corporation(a)	4.7500	05/15/29	160,694
137,000	Pitney Bowes, Inc.	4.6250	03/15/24	125,408
175,000	Western Digital Corporation	4.7500	02/15/26	162,864
400,000	Xerox Corporation	3.8000	05/15/24	381,705
				1,166,444
	TECHNOLOGY SERVICES — 0.3%
356,000	Sabre GLBL, Inc.(a)	9.2500	04/15/25	345,372
379,000	Unisys Corporation(a)	6.8750	11/01/27	317,678
				663,050
	TELECOMMUNICATIONS — 1.1%
173,000	Embarq Corporation	7.9950	06/01/36	70,530
406,000	Frontier Communications Corporation(a)	5.0000	05/01/28	357,089
152,000	Sprint Capital Corporation	6.8750	11/15/28	157,090
128,000	Sprint Capital Corporation	8.7500	03/15/32	150,406
173,000	Sprint Corporation	7.8750	09/15/23	176,115
169,000	Sprint Corporation	7.1250	06/15/24	170,972
165,000	Sprint Corporation	7.6250	02/15/25	169,760
341,000	Sprint Corporation	7.6250	03/01/26	356,476
157,000	Telecom Italia Capital S.A.	7.2000	07/18/36	122,654
152,000	Telecom Italia Capital S.A.	7.7210	06/04/38	121,210
185,000	T-Mobile USA, Inc.	3.5000	04/15/31	156,751

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 14.7% (Continued)
	TELECOMMUNICATIONS — 1.1% (Continued)
160,000	Vodafone Group plc(b)	7.0000	04/04/79	$152,357
180,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)	7.7500	08/15/28	156,254
197,000	Zayo Group Holdings, Inc.(a)	4.0000	03/01/27	150,484
				2,468,148
	TRANSPORTATION & LOGISTICS — 0.7%
154,000	American Airlines, Inc.(a)	11.7500	07/15/25	168,631
183,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.5000	04/20/26	174,925
179,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.7500	04/20/29	163,881
163,000	Delta Air Lines, Inc.	7.3750	01/15/26	166,667
183,000	Hawaiian Brand Intellectual Property Ltd. (a)	5.7500	01/20/26	170,472
402,000	United Airlines Holdings, Inc.	5.0000	02/01/24	392,470
186,000	United Airlines, Inc.(a)	4.3750	04/15/26	170,094
186,000	United Airlines, Inc.(a)	4.6250	04/15/29	159,870
				1,567,010

	TOTAL CORPORATE BONDS (Cost $36,904,809)			33,333,005

	U.S. GOVERNMENT & AGENCIES — 19.3%
	U.S. TREASURY NOTES — 19.3%
12,080,000	United States Treasury Note	0.875000	01/31/24	11,527,906
8,131,000	United States Treasury Note	2.500000	05/31/24	7,866,901
9,679,000	United States Treasury Note	1.125000	01/15/25	8,996,933
4,831,000	United States Treasury Note	1.500000	01/31/27	4,304,874
1,739,000	United States Treasury Note	3.125000	11/15/28	1,634,184
1,449,000	United States Treasury Note	2.625000	02/15/29	1,319,609
1,449,000	United States Treasury Note	2.375000	05/15/29	1,296,798
1,514,000	United States Treasury Note	1.500000	02/15/30	970,753
3,510,000	United States Treasury Note	0.625000	08/15/30	2,708,870
1,514,000	United States Treasury Note	0.875000	11/15/30	1,189,909
2,062,000	United States Treasury Note	1.625000	05/15/31	1,702,521
	TOTAL U.S. GOVERNMNET & AGENCIES (Cost 47,821,217)			43,519,258

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 66.8%
	U.S. TREASURY BILLS — 61.3%
23,060,000	United States Treasury Bill(c)(d)	0.0000	11/03/22	$23,057,261
68,123,000	United States Treasury Bill(c)	0.0000	11/10/22	68,079,316
16,939,000	United States Treasury Bill(c)(d)	0.0000	01/26/23	16,777,745
23,060,000	United States Treasury Bill(c)	0.0000	04/20/23	22,585,601
8,274,000	United States Treasury Bill(c)	0.0000	05/18/23	8,084,863
	TOTAL U.S. TREASURY BILLS (Cost $139,088,002)			138,584,786

Shares
	MONEY MARKET FUNDS – 5.5%
12,367,072	First American Government Obligations Fund, Class X, 2.92% (Cost $12,367,072)(e)			12,367,072

	TOTAL SHORT-TERM INVESTMENTS (Cost $151,455,074)			150,951,858

	TOTAL INVESTMENTS - 100.8% (Cost $236,181,100)			$227,804,121
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%			(1,792,239)
	NET ASSETS - 100.0%			$226,011,882

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022 the total market value of 144A securities is 13,423,795 or 5.9% of net assets.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2022.

(c)	Zero coupon bond.

(d)	All or a portion of these securities are held in a separate collateral account. Collateral has a fair value of $39,835,006 and represents 17.6% of net assets.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

CREDIT DEFAULT SWAP

Notional	Premiums Paid			Expiration	Pay/Receive			Unrealized
Amount	(Received)	Reference Entity (I)	Counterparty	Date	Fixed Rate	Fixed Rate	Value	Depreciation
$22,000,000	$17,591	To Sell Protection - CDX HY CDSI S38 5Y PRC, pays Quarterly	BNP Paribas	12/20/2027	Receive	5.00%	$(165,440)	$(148,142)

TOTAL							$(165,440)	$(148,142)

(I)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS *
						Value/ Unrealized
	Number of			Termination		Appreciation
Security	Shares	Notional Value	Interest Rate Payable	Date	Counterparty	(Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Class	12,154,429	$80,000,000	SOFR + 175 bps	7/31/2025	Barclays	$477,749
Invesco High Yield Municpal Fund	126,051	1,056,309	SOFR + 161 bps	7/31/2025	Barclays	(26,526)
Ishares IBOXX High Yield Corporate Bond	151,586	11,299,448	Fed Funds - 15 bps	7/20/2023	Barclays	(168,488)
Lord Abbett High Yield Fund	7,438,017	45,067,689	SOFR + 161 bps	10/19/2023	Goldman Sachs	614,692
Nuveen High Yield Municipal Bond Fund	167,836	2,420,201	SOFR + 161 bps	12/31/2049	Barclays	(56,359)
PGIM High Yield Fund - Class Z	9,846,827	45,067,943	SOFR + 161 bps	10/30/2023	Goldman Sachs	(270,713)
TOTAL						$570,355

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR	- Secured Overnight Financing Rate

FED FUNDS	- Federal Funds Rate

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2022

Shares		Fair Value
	OPEN-END FUNDS — 0.7%
	FIXED INCOME - 0.7%
9,696	American Century High-Yield Municipal Fund, Class I	$80,476
10,759	BlackRock High Yield Municipal Fund, Institutional Class	88,764
15,323	Invesco Rochester Municipal Opportunities Fund, Class Y	96,687
8,311	Lord Abbett High Yield Municipal Bond Fund, Class I	82,609
11,609	MFS Municipal High Income Fund, Class I	79,987
11,607	Northern High Yield Municipal Fund, Shares Class	80,318
8,524	Nuveen High Yield Municipal Bond Fund, Class I (a)	119,937
9,826	Nuveen Short Duration High Yield Municipal Bond, Class I	91,582
12,573	PIMCO High Yield Municipal Bond Fund, Institutional Class	98,825
14,632	Pioneer High Income Municipal Fund, Class Y	86,182
6,857	Western Asset Municipal High Income Fund, Class I	81,805
	TOTAL OPEN END FUNDS (Cost $1,083,541)	987,172

	SHORT-TERM INVESTMENTS — 96.6%
	MONEY MARKET FUNDS - 96.6%
101,607,242	BlackRock Liquidity Funds MuniCash, Institutional Class, 1.89%(a)(b)	101,597,082
2,491,133	First American Government Obligations Fund, Class X, 2.92%(b)	2,491,133
5,211,015	JPMorgan Municipal Money Market Fund, Agency Class, 1.99%(b)	5,211,015
33,537,752	JPMorgan Tax Free Money Market Fund, Agency Class, 2.06%(a)(b)	33,537,752
	TOTAL MONEY MARKET FUNDS (Cost $142,855,607)	142,836,982

	TOTAL INVESTMENTS - 97.3% (Cost $143,939,148)	$143,824,154
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%	3,957,982
	NET ASSETS - 100.0%	$147,782,136

(a)	All or a portion of these securities are held in a separate collateral account. Collateral has a fair value of $46,960 and represents less than 0.03% of net assets.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2022.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

TOTAL RETURN SWAPS *
						Value/
	Number of			Termination		Unrealized
Security	Shares	Notional Value	Interest Rate Payable	Date	Counterparty	Depreciation
Invesco High Yield Municipal Fund	66,421	$556,610	SOFR + 175 bps^	7/28/2025	Barclays	$(13,539)
Invesco High Yield Municipal Fund	56,433	472,909	SOFR + 161 bps^^	5/30/2023	Goldman Sachs	(12,275)
Nuveen High Yield Municipal Bond	32,196	464,263	SOFR + 175 bps^	7/31/2025	Barclays	(10,357)
PIMCO High Yield Municipal Bond	60,502	487,646	SOFR + 175 bps^	7/28/2025	Barclays	(12,038)
TOTAL						$(48,209)

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty.

^	Pays monthly.

^^	Pays annually.

SOFR	- Secured Overnight Financing Rate

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 66.3%
	Brazil - 4.2%
783,574	B3 S.A. - Brasil Bolsa Balcao	$2,275,670
454,511	Gerdau S.A.	2,265,999
341,305	Petroleo Brasileiro S.A.	2,195,893
170,908	Vale S.A.	2,217,711
		8,955,273
	Canada - 13.1%
157,338	ARC Resources Ltd.	2,215,231
140,394	Barrick Gold Corporation	2,111,676
36,145	Canadian Natural Resources Ltd.	2,168,005
108,598	Cenovus Energy, Inc.	2,195,445
26,556	CGI, Inc.(a)	2,139,264
83,125	Empire Company Ltd., Class A	2,135,681
40,580	Imperial Oil Ltd.	2,207,627
25,785	Loblaw Companies Ltd.	2,112,740
26,155	Nutrien Ltd.	2,210,063
73,445	Open Text Corporation	2,127,434
64,677	Suncor Energy, Inc.	2,224,789
68,629	Teck Resources Ltd., Class B	2,089,193
28,438	West Fraser Timber Company Ltd.	2,135,350
		28,072,498
	Cayman Islands - 1.0%
198,300	NetEase, Inc.	2,162,437

	China - 2.9%
5,636,000	China Galaxy Securities Company Ltd., H Shares	2,110,889
769,500	China Shenhua Energy Company Ltd., H Shares	2,024,303
1,917,000	COSCO SHIPPING Holdings Company Ltd., H Shares(a)	2,068,485
		6,203,677
	Finland - 1.0%
47,334	Orion OYJ, Class B	2,176,840

	France - 1.0%
39,202	TOTAL S.E.	2,133,995

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 66.3% (Continued)
	Israel - 1.0%
16,930	Check Point Software Technologies Ltd.(a)	$2,187,864

	Japan - 15.1%
156,500	Astellas Pharma, Inc.	2,153,994
94,600	Honda Motor Company Ltd.	2,145,980
23,200	Hoya Corporation	2,164,907
82,600	ITOCHU Corporation	2,138,190
72,600	KDDI Corporation	2,145,921
49,000	Konami Group Corporation	2,151,927
244,100	Marubeni Corporation	2,139,096
96,700	Mitsui & Company Ltd.	2,141,591
678,400	Nissan Motor Company Ltd.	2,164,456
90,400	Ono Pharmaceutical Company Ltd.	2,125,485
69,600	Recruit Holdings Company Ltd.	2,148,524
257,900	Renesas Electronics Corporation(a)	2,162,031
20,500	Shin-Etsu Chemical Company Ltd.	2,142,511
50,700	SoftBank Group Corporation	2,182,258
81,700	Takeda Pharmaceutical Company Ltd.	2,152,806
		32,259,677
	Korea (Republic Of) - 4.0%
161,805	HMM Company Ltd. (a)	2,165,442
46,353	Kia Motors Corporation	2,153,340
133,480	Korean Air Lines Company Ltd.(a)	2,160,476
32,139	KT&G Corporation	2,155,091
		8,634,349
	Netherlands - 6.0%
463,022	Aegon N.V.	2,143,112
76,370	Koninklijke Ahold Delhaize N.V.	2,131,449
768,583	Koninklijke KPN N.V.	2,149,633
56,472	OCI N.V.	2,160,240
49,360	QIAGEN N.V.(a)	2,141,762
20,161	Wolters Kluwer N.V.	2,142,181
		12,868,377

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 66.3% (Continued)
	Singapore - 1.0%
359,800	Singapore Exchange Ltd.	$2,140,048

	Sweden - 4.0%
22,976	Evolution A.B.	2,149,343
210,977	Hennes & Mauritz A.B., Class B	2,124,569
207,041	Swedish Match A.B.	2,129,932
812,156	Telia Company A.B.	2,151,277
		8,555,121
	Switzerland - 3.0%
10,057	Kuehne + Nagel International A.G.	2,143,270
26,699	Novartis A.G.	2,157,038
134,692	UBS Group A.G.	2,137,370
		6,437,678
	Taiwan Province Of China - 4.0%
501,000	Evergreen Marine Corp Taiwan Ltd.	2,134,920
38,000	Largan Precision Company Ltd.	2,178,697
1,006,000	Wan Hai Lines Ltd.	2,110,708
1,137,000	Yang Ming Marine Transport Corporation	2,121,282
		8,545,607
	Thailand - 2.0%
432,300	Advanced Info Service PCL	2,170,192
1,957,200	Indorama Ventures PCL	2,160,549
		4,330,741
	United Kingdom - 3.0%
393,985	BP plc	2,167,721
131,125	GSK plc	2,148,427
78,203	Shell plc	2,155,865
		6,472,013

	TOTAL COMMON STOCKS (Cost $142,463,838)	142,136,195

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 48.8%
	U.S. TREASURY BILLS – 26.0%
29,474,000 USD	United States Treasury Bill(b)	0.0000	01/26/23	$29,193,416
27,621,000 USD	United States Treasury Bill(b)	0.0000	10/05/23	26,472,856
	TOTAL U.S. TREASURY BILLS (Cost $55,688,207)			55,666,272

Shares
	MONEY MARKET FUNDS - 22.8%
48,447,468	First American Government Obligations Fund, Class X, 2.92%(c)(d)			48,447,468
473,225	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 3.10%(d)			473,320
	TOTAL MONEY MARKET FUNDS (Cost $48,920,788)			48,920,788

	TOTAL SHORT-TERM INVESTMENTS (Cost $104,608,995)			104,587,060

	TOTAL INVESTMENTS – 115.1% (Cost $247,072,833)			$246,723,255
	LIABILITIES IN EXCESS OF OTHER ASSETS – (15.1)%			(32,276,224)
	NET ASSETS - 100.0%			$214,447,046

LTD	- Limited Company

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	All or a portion of these securities are held in a separate collateral account. Collateral has a fair value of $167,191 and represents 0.1% of net assets.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2022.

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

TOTAL RETURN SWAPS*

							Value/
							Unrealized
	Number of				Termination		Appreciation
Security	Shares	Notional Value	Currency	Interest Rate Payable	Date	Counterparty	(Depreciation)
Adaro Enegery Indonesia TBK	8,549,500	2,176,505	USD	OBFR +0.90%	10/31/2023	Barclays	$6,753
Aena Sme Sa	18,352	2,186,641	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	(1,081)
Aker Bp Asa	66,091	21,902,557	NOK	1-Mth NIBOR +0.35%	2/28/2023	Societe Generale	(1,053)
Amadeus It Group Sa	41,553	2,191,505	EUR	1M ESTRON +0.45%	2/28/2023	Societe Generale	(1,083)
Ap Moller - Maersk A/S	1,100	16,588,000	DKK	1M CIBOR +0.30%	2/28/2023	Societe Generale	66,095
Arcelormittal Sa	96,275	2,181,110	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	23,665
Atlantia Spa	96,075	2,169,374	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	(1,073)
Danske Bank A/S	133,703	16,258,285	DKK	1M CIBOR +0.30%	2/28/2023	Societe Generale	9,574
Deutsche Lufthansa Ag	316,561	2,197,883	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	37,714
Diasorin Spa	16,109	2,131,221	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	(1,054)
Dsv A/S	15,985	16,304,700	DKK	1M CIBOR +0.30%	2/28/2023	Societe Generale	25,453
Equinor Asa	58,848	22,382,837	NOK	1M NIBOR +0.35%	2/28/2023	Societe Generale	(1,077)
Ford Otomotiv Sanayi A/S	110,722	2,160,666	USD	SOFR +0.80%	11/2/2023	Goldman Sachs	(1,484)
Grupo Aerport Del Sureste-B	96,287	2,176,200	USD	FED FUNDS +0.90%	10/30/2023	Barclays	83,943
Grupo Mexico SAB DE CV-SER B	616,680	2,212,150	USD	FED FUNDS +0.60%	10/30/2023	Barclays	30,332
Hellenic Telecommun Organiza	137,219	2,181,782	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	(1,708)
Jeronimo Martins Sgps Sa	103,604	2,173,612	EUR	ESTRON +0.50%	2/28/2023	Societe Generale	(1,075)
Mercedes-Benz Group Ag	37,030	2,169,958	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	13,569
Norsk Hydro Asa	337,897	22,294,444	NOK	1M NIBOR +0.35%	2/28/2023	Societe Generale	(1,073)
OMV AV	47,603	2,222,870	USD	1M EURIBOR +0.40%	11/2/2023	Barclays	(2,634)
Pandora A/S	39,885	15,838,334	DKK	1M CIBOR +0.30%	2/28/2023	Societe Generale	(39,716)
Petronas Chemicals Group BHD	1,156,300	2,146,850	USD	OBFR +0.90%	10/31/2023	Barclays	(5,573)
Public Bank Berhad	2,317,900	2,197,029	USD	OBFR +0.90%	10/31/2023	Barclays	3,259
Recordati Industria Chimica E Farmaceutica Spa	56,570	2,151,357	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	(17,858)
Red Electrica Corporacion Sa	132,969	2,174,043	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	(1,077)
Repsol Sa	159,544	2,192,932	EUR	ESTRON +0.45%	2/28/2023	Societe Generale	(1,088)
Shaanxi Coal Industry - A	774,600	2,144,001	USD	OBFR +0.90%	10/30/2023	Barclays	(31,655)
Shanxi Lu’An Environmental - A	940,834	2,132,199	USD	OBFR +0.90%	10/30/2023	Barclays	36,687
Telenor Asa	236,354	22,335,453	NOK	1M NIBOR +0.35%	2/28/2023	Societe Generale	(1,075)
Turk Hava Yollari	400,708	2,183,643	USD	SOFR +0.80%	11/2/2023	Goldman Sachs	(2,993)
United Tractors TBK PT	1,036,500	2,151,935	USD	OBFR +0.90%	10/31/2023	Barclays	(3,812)
Zangge Mining Co. Ltd. - A	583,503	2,174,759	USD	OBFR +0.90%	10/27/2023	Barclays	466
							$218,268

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

OBFR	- Overnight Bank Funding Rate

ESTRON	- Euro Short Term Rate

NIBOR	- Norwegian Interbank Offered Rate

CIBOR	- Copenhagen Interbank Offered Rate

SOFR	- Secured Overnight Financing Rate

EURIBOR	- Euro Interbank Offered Rate

FED FUNDS	- Federal Funds Rate

REDWOOD SYSTEMATIC MACRO TREND (“SMarT”) FUND
SCHEDULE OF INVESTMENTS
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 54.2%
	ADVERTISING & MARKETING - 1.6%
56,572	Interpublic Group of Companies, Inc. (The)	$1,685,280
23,821	Omnicom Group, Inc.	1,732,978
		3,418,258
	APPAREL & TEXTILE PRODUCTS - 0.8%
56,729	VF Corporation	1,602,594

	AUTOMOTIVE - 0.8%
7,074	Tesla, Inc.(a)	1,609,618

	BANKING - 0.2%
3,778	JPMorgan Chase & Company	475,575

	BIOTECH & PHARMA - 4.6%
11,411	AbbVie, Inc.	1,670,570
1,866	Eli Lilly and Company	675,660
24,564	Gilead Sciences, Inc.	1,927,291
67,825	Organon & Company	1,775,659
37,881	Pfizer, Inc.	1,763,361
174,501	Viatris, Inc.	1,767,695
		9,580,236
	CHEMICALS - 1.6%
35,684	Dow, Inc.	1,667,870
20,493	LyondellBasell Industries N.V., Class A	1,566,690
		3,234,560
	CONTAINERS & PACKAGING - 1.6%
146,541	Amcor PLC	1,696,945
50,056	International Paper Company	1,682,382
		3,379,327
	DIVERSIFIED INDUSTRIALS - 0.9%
14,161	3M Company	1,781,312

	E-COMMERCE DISCRETIONARY - 1.1%
22,541	Amazon.com, Inc.(a)	2,309,100

REDWOOD SYSTEMATIC MACRO TREND (“SMarT”) FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 54.2% (Continued)
	ELECTRIC UTILITIES - 4.1%
18,269	Duke Energy Corporation	$1,702,305
28,928	Edison International	1,736,837
44,187	FirstEnergy Corporation	1,666,292
25,586	Pinnacle West Capital Corporation	1,719,635
64,650	PPL Corporation	1,712,579
		8,537,648
	FOOD - 1.6%
46,861	Conagra Brands, Inc.	1,719,799
45,122	Kraft Heinz Company (The)	1,735,842
		3,455,641
	HEALTH CARE FACILITIES & SERVICES - 0.2%
937	UnitedHealth Group, Inc.	520,176

	HOME & OFFICE PRODUCTS - 1.5%
108,728	Newell Brands, Inc.	1,501,534
11,754	Whirlpool Corporation	1,624,872
		3,126,406
	HOUSEHOLD PRODUCTS - 0.4%
10,392	Colgate-Palmolive Company	767,345

	INSURANCE - 0.9%
16,856	Prudential Financial, Inc.	1,773,082

	INTERNET MEDIA & SERVICES - 1.2%
16,782	Alphabet, Inc., Class A(a)	1,586,067
8,158	Meta Platforms, Inc., Class A(a)	759,999
		2,346,066
	LEISURE FACILITIES & SERVICES - 0.8%
12,227	Darden Restaurants, Inc.	1,750,173

	MACHINERY - 1.5%
7,589	Snap-on, Inc.	1,685,137
21,705	Stanley Black & Decker, Inc.	1,703,626
		3,388,763

REDWOOD SYSTEMATIC MACRO TREND (“SMarT”) FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 54.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.3%
1,095	Thermo Fisher Scientific, Inc.	$562,797

	METALS & MINING - 0.8%
40,163	Newmont Corporation	1,699,698

	MULTI ASSET CLASS REIT - 0.8%
74,969	Vornado Realty Trust	1,768,519

	OFFICE REIT - 0.8%
22,617	Boston Properties, Inc.	1,644,256

	OIL & GAS PRODUCERS - 4.1%
54,886	Coterra Energy, Inc.	1,708,601
11,294	Diamondback Energy, Inc.	1,774,401
91,027	Kinder Morgan, Inc.	1,649,409
29,261	ONEOK, Inc.	1,735,763
6,596	Pioneer Natural Resources Company	1,691,280
		8,559,454
	RETAIL - CONSUMER STAPLES - 0.9%
48,681	Walgreens Boots Alliance, Inc.	1,776,857

	RETAIL - DISCRETIONARY - 1.3%
25,288	Best Buy Company, Inc.	1,729,952
2,137	Home Depot, Inc. (The)	632,830
1,765	Lowe’s Companies, Inc.	344,087
		2,706,869
	RETAIL REIT - 0.9%
16,507	Simon Property Group, Inc.	1,798,933

	SEMICONDUCTORS - 2.0%
7,146	Advanced Micro Devices, Inc.(a)	429,189
771	Broadcom, Inc.	362,463
62,541	Intel Corporation	1,778,040
9,502	NVIDIA Corporation	1,282,485

REDWOOD SYSTEMATIC MACRO TREND (“SMarT”) FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 54.2% (Continued)
	SEMICONDUCTORS - 2.0% (Continued)
3,526	QUALCOMM, Inc.	$414,869
		4,267,046
	SOFTWARE - 3.5%
1,602	Adobe, Inc.(a)	510,237
712	Intuit, Inc.	304,380
21,163	Microsoft Corporation	4,912,567
4,854	Salesforce, Inc.(a)	789,212
9,644	Splunk, Inc.(a)	801,513
		7,317,909
	SPECIALTY REITS - 0.9%
35,346	Iron Mountain, Inc.	1,769,774

	TECHNOLOGY HARDWARE - 5.4%
39,563	Apple, Inc.	6,066,589
38,864	Cisco Systems, Inc.	1,765,592
126,491	Hewlett Packard Enterprise Company	1,805,026
30,625	Seagate Technology Holdings plc	1,520,838
		11,158,045
	TECHNOLOGY SERVICES - 1.3%
13,264	International Business Machines Corporation	1,834,279
1,199	Mastercard, Inc., Class A	393,488
1,995	Visa, Inc., Class A	413,284
		2,641,051
	TELECOMMUNICATIONS - 2.5%
104,611	AT&T, Inc.	1,907,058
236,208	Lumen Technologies, Inc.	1,738,491
44,085	Verizon Communications, Inc.	1,647,456
		5,293,005
	TOBACCO & CANNABIS - 1.6%
36,478	Altria Group, Inc.	1,687,837
18,923	Philip Morris International, Inc.	1,738,078
		3,425,915

REDWOOD SYSTEMATIC MACRO TREND (“SMarT”) FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Shares				Fair Value
	COMMON STOCKS — 54.2% (Continued)
	TRANSPORTATION & LOGISTICS - 0.8%
9,802	United Parcel Service, Inc., Class B			$1,644,482

	TRANSPORTATION EQUIPMENT - 0.9%
7,239	Cummins, Inc.			1,770,009

	TOTAL COMMON STOCKS (Cost $107,887,771)			112,860,499

	EXCHANGE-TRADED FUNDS — 17.6%
	EQUITY - 17.6%
111,474	iShares Core S&P Small-Cap ETF			10,915,534
254,753	Schwab International Small-Cap Equity ETF			7,466,810
76,684	Vanguard FTSE All World ex-US Small-Cap ETF			7,377,768
57,449	Vanguard Small-Cap ETF			10,791,220
	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,520,286)			36,551,332

	OPEN-END FUNDS — 0.1%
	FIXED INCOME - 0.1%
10,044	Nuveen California High Yield Municipal Bond Fund, Class I			73,419
5,742	Nuveen High Yield Municipal Bond Fund, Class I			80,789
	TOTAL OPEN-END FUNDS (Cost $208,685)			154,208

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 19.1%
	U.S. TREASURY NOTES — 19.1%
11,501,000	United States Treasury Note	2.7500	08/31/23	11,335,682
1,567,000	United States Treasury Note	2.5000	05/31/24	1,516,103
13,216,000	United States Treasury Note	3.2500	08/31/24	12,912,444
2,206,000	United States Treasury Note	1.1250	01/15/25	2,050,546
12,287,000	United States Treasury Note	3.1250	08/15/25	11,861,275
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $40,571,941)			39,676,050

REDWOOD SYSTEMATIC MACRO TREND (“SMarT”) FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 8.7%
	U.S. TREASURY BILLS — 3.8%
919,000	United States Treasury Bill(b)	0.0000	11/10/22	$918,411
2,008,000	United States Treasury Bill(b)	0.0000	12/15/22	1,999,441
3,675,000	United States Treasury Bill(b)	0.0000	02/23/23	3,627,141
1,548,000	United States Treasury Bill(b)	0.0000	05/18/23	1,512,614
	TOTAL U.S TREASURY BILLS (Cost $8,087,479)			8,057,607

Shares
	MONEY MARKET FUNDS - 4.9%
7,699,368	First American Government Obligations Fund, Class X, 2.92%(c)			7,699,368
2,545,747	Goldman Sachs Financial Square Government Fund, Administration Shares, 2.82%(c)			2,545,747
	TOTAL MONEY MARKET FUNDS (Cost $10,245,115)			10,245,115

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,332,594)			18,302,722

	TOTAL INVESTMENTS - 99.7% (Cost $201,521,277)			$207,544,811
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			649,984
	NET ASSETS - 100.0%			$208,194,795

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND (“SMarT”) FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2022

TOTAL RETURN SWAPS *
						Value/ Unrealized
	Number of			Termination		Appreciation
Security	Shares	Notional Value	Interest Rate Payable	Date	Counterparty	(Depreciation)
Invesco High Yield Municipal Fund	219,539	$1,839,734	SOFR + 161 bps^	5/30/2023	Goldman Sachs	$(47,749)
SPDR Bloomberg BARC Convertible - Institutional Class	425,335	27,336,788	Fed Funds - 15 bps^^	7/20/2023	Barclays	326,580
Ishares IBOXX High Yield Corporate Bond	374,155	27,232,909	Fed Funds - 15 bps^^	7/20/2023	Barclays	236,137
iShares Preferred & Income - Institutional Class	893,862	27,342,487	Fed Funds - 15 bps^^	7/20/2023	Barclays	(92,486)

TOTAL						$422,482

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty.

^	Pays annually.

^^	Pays monthly.

SOFR	- Secured Overnight Financing Rate

FED FUNDS	- Federal Funds Rate

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2022

	Redwood Managed		Redwood Managed		Redwood AlphaFactor®		Redwood Systematic
	Volatility Fund		Municipal Income Fund		Tactical International Fund		Macro Trend “SMarT” Fund
Assets:
Investment Securities:
Investments, at Cost	$236,181,100		$143,939,148		$247,072,833		$201,521,277
Investments, at Fair Value	227,804,121		143,824,154		246,723,255		207,544,811
Cash	4,874,339	*	—		—		110,000
Receivable for securities sold	1,623,091		—		109,982,227		—
Unrealized Appreciation on Swap Contracts	1,092,441		—		337,510		562,717
Deposit at Broker for open Swap Contracts	2,230,643		4,250,299		—		—
Receivable for Fund Shares Sold	95,717		103,983		291,641		165,081
Dividends and Interest Receivable	781,536		198,283		160,071		324,730
Prepaid Expenses and Other Assets	57,195		44,826		41,897		38,656
Total Assets	238,559,083		148,421,545		357,536,601		208,745,995

Liabilities:
Payable for Investments Purchased	11,408,784		—		142,355,169		—
Distribution (12b-1) Fees Payable	196		—		—		15
Swap Interest Payable	—		—		231,427		—
Unrealized Depreciation on Swap Contracts	670,228		48,209		119,242		140,235
Investment Advisory Fees Payable	175,872		67,873		154,141		168,002
Payable for Fund Shares Redeemed	166,353		470,691		156,797		163,671
Payable to Related Parties	32,926		15,879		24,252		35,437
Accrued Expenses and Other Liabilities	92,842		36,757		48,527		43,840
Total Liabilities	12,547,201		639,409		143,089,555		551,200
Net Assets	$226,011,882		$147,782,136		$214,447,046		$208,194,795

Class I Net Assets	$108,257,778		$147,782,120		$214,447,031		$208,192,388
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	9,282,418		10,641,657		16,511,619		12,113,970
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.66		$13.89		$12.99		$17.19

Class N Net Assets	$917,763		$16		$15		$2,407
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	77,211		1		1		139
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.89		$14.55	**	$13.00	**	$17.37	**

Class Y Net Assets	$116,836,341
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	9,892,208
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.81

Net Assets Consist Of:
Paid-in-Capital	$310,174,207		$164,332,119		$252,767,556		$202,119,115
Accumulated Earnings (Deficits)	(84,162,325)		(16,549,983)		(38,320,510)		6,075,680

Net Assets	$226,011,882		$147,782,136		$214,447,046		$208,194,795

*	All or portion of the cash is held in a segregated US Bank account.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS
For The Year Ended October 31, 2022

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $198,462, $2,666)	$—	$2,060,748	$1,288,948	$1,852,845
Interest Income	2,892,920	617,730	2,302,398	1,805,940
Total Investment Income	2,892,920	2,678,478	3,591,346	3,658,785

Expenses:
Investment Advisory Fees	3,094,707	1,064,634	1,878,908	1,952,726
Distribution (12b-1) Fees	2,972	—	—	74
Third Party Administrative Servicing Fees	266,885	182,702	249,790	238,396
Registration Fees	54,193	30,374	35,158	43,227
Administrative Fees	184,810	96,290	140,991	137,280
Insurance Expense	12,415	6,745	12,657	9,210
Custody Fees	29,028	15,225	117,452	19,545
Audit Fees	21,594	21,084	21,614	21,869
Legal fees	13,646	14,491	16,432	17,111
Printing Expense	18,859	16,407	15,865	16,735
Fund Accounting Fees	43,132	31,421	38,585	37,203
Transfer Agent Fees	67,038	39,536	23,524	22,817
Trustees’ Fees	11,804	11,655	11,645	11,796
Chief Compliance Officer Fees	9,395	6,513	6,506	7,305
Miscellaneous Expenses	1,127	670	4,091	5,555
Total Expenses	3,831,605	1,537,747	2,573,218	2,540,849
Less: Fees Waived by the Advisor	(148,232)	(16,950)	(4,521)	(552)
Net Expenses	3,683,373	1,520,797	2,568,697	2,540,297

Net Investment Income (Loss)	(790,453)	1,157,681	1,022,649	1,118,488

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain/(Loss) from Security Transactions:
Investments	(2,370,626)	(11,339,783)	(23,493,667)	6,565,093
Distibutions from underlying investment companies	—	179,337	—	—
Swap Contracts	(25,429,155)	(6,427,594)	(10,182,930)	(6,414,727)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Exchange Transactions	(7,640,766)	(223,724)	1,112,310	(10,993,520)
Swap Contracts	2,345,606	(48,209)	230,104	(289,010)
Net Realized and Unrealized Loss on Investments	(33,094,941)	(17,859,973)	(32,334,183)	(11,132,164)

Net Decrease in Net Assets Resulting From Operations	$(33,885,394)	$(16,702,292)	$(31,311,534)	$(10,013,676)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
Operations:
Net Investment Loss	$(790,453)	$(3,137,271)
Net Realized Gain (Loss)	(27,799,781)	15,380,103
Net Change in Unrealized Depreciation	(5,295,160)	(2,469,553)
Net Increase (Decrease) in Net Assets Resulting From Operations	(33,885,394)	9,773,279

Distributions to Shareholders:
Total Distributions Paid:
Class I	(5,737,342)	(3,320,285)
Class N	(67,433)	(181,968)
Class Y	(10,959,255)	(10,806,316)
Return of Capital	(1,067,130)	—
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(17,831,160)	(14,308,569)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	98,343,619	60,344,710
Distributions Reinvested	6,033,186	3,268,826
Cost of Shares Redeemed	(66,094,123)	(34,851,908)
Total From Capital Transactions: Class I	38,282,682	28,761,628

Class N Shares:
Proceeds from Shares Issued	—	14,910
Distributions Reinvested	71,852	173,913
Cost of Shares Redeemed	(573,878)	(2,273,081)
Total From Capital Transactions: Class N	(502,026)	(2,084,258)

Class Y Shares:
Proceeds from Shares Issued	68,400,272	46,960,805
Distributions Reinvested	11,205,339	10,429,664
Cost of Shares Redeemed	(107,036,534)	(95,116,381)
Total From Capital Transactions: Class Y	(27,430,923)	(37,725,912)

Total Decrease in Net Assets	(41,366,821)	(15,583,832)

Nets Assets:
Beginning of Year	267,378,703	282,962,535
End of Year	$226,011,882	$267,378,703

SHARE ACTIVITY
Class I:
Shares Sold	7,672,944	4,208,325
Shares Reinvested	454,118	229,568
Shares Redeemed	(5,193,011)	(2,420,335)
Net increase in shares of beneficial interest outstanding	2,934,051	2,017,558
Class N:
Shares Sold	—	1,031
Shares Reinvested	5,266	12,060
Shares Redeemed	(42,708)	(156,741)
Net decrease in shares of beneficial interest outstanding	(37,442)	(143,650)
Class Y:
Shares Sold	5,043,303	3,234,370
Shares Reinvested	830,097	725,445
Shares Redeemed	(8,123,748)	(6,543,418)
Net decrease in shares of beneficial interest outstanding	(2,250,348)	(2,583,603)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
Operations:
Net Investment Income	$1,157,681	$2,945,496
Net Realized Gain (Loss)	(17,767,377)	12,170,386
Distibutions from underlying investment companies	179,337
Net Change in Unrealized Depreciation	(271,933)	(3,278,757)
Net Increase (Decrease) in Net Assets Resulting From Operations	(16,702,292)	11,837,125

Distributions to Shareholders:
Total Distributions Paid:
Class I	(7,503,546)	(3,110,074)
Class N	—	(1)
Return of Capital	(1,250,087)	—
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(8,753,633)	(3,110,075)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	81,204,316	66,279,433
Distributions Reinvested	8,671,313	3,032,420
Cost of Shares Redeemed	(70,536,727)	(76,662,211)
Total From Capital Transactions: Class I	19,338,902	(7,350,358)

Class N Shares:
Proceeds from Shares Issued	—	17
Distributions Reinvested	—	1
Cost of Shares Redeemed	—	(202)
Total From Capital Transactions: Class N	—	(184)

Total Increase (Decrease) in Net Assets	(6,117,023)	1,376,508

Nets Assets:
Beginning of Year	153,899,159	152,522,651
End of Year	$147,782,136	$153,899,159

SHARE ACTIVITY
Class I:
Shares Sold	5,372,485	4,060,257
Shares Reinvested	561,653	186,949
Shares Redeemed	(4,681,628)	(4,721,443)
Net increase (decrease) in shares of beneficial interest outstanding	1,252,510	(474,237)
Class N:
Shares Sold	—	1
Shares Reinvested	—	—
Shares Redeemed	—	(12)
Net decrease in shares of beneficial interest outstanding	—	(11)

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
Operations:
Net Investment Income (Loss)	$1,022,649	$(29,275)
Net Realized Gain (Loss)	(33,676,597)	30,877,201
Net Change in Unrealized Appreciation (Depreciation)	1,342,414	945,182
Net Increase (Decrease) in Net Assets Resulting From Operations	(31,311,534)	31,793,108

Distributions to Shareholders:
Total Distributions Paid:
Class I	(26,638,767)	(8,145,494)
Class N	(2)	(523)
	(26,638,769)	(8,146,017)

Net Decrease in Net Assets Resulting From Distributions to Shareholders	(26,638,769)	(8,146,017)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	111,785,827	83,400,860
Distributions Reinvested	26,236,405	8,126,867
Cost of Shares Redeemed	(58,112,955)	(50,284,545)
Total From Capital Transactions: Class I	79,909,277	41,243,182

Class N Shares:
Proceeds from Shares Issued	—	17
Distributions Reinvested	—	523
Cost of Shares Redeemed	—	(10,262)
Total From Capital Transactions: Class N	—	(9,722)

Total Increase in Net Assets	21,958,974	64,880,551

Nets Assets:
Beginning of Year	192,488,072	127,607,521
End of Year	$214,447,046	$192,488,072

SHARE ACTIVITY
Class I:
Shares Sold	7,707,053	4,886,697
Shares Reinvested	1,674,308	501,659
Shares Redeemed	(4,070,653)	(2,992,624)
Net increase in shares of beneficial interest outstanding	5,310,708	2,395,732
Class N:
Shares Sold	—	1
Shares Reinvested	—	32
Shares Redeemed	—	(612)
Net decrease in shares of beneficial interest outstanding	—	(579)

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
Operations:
Net Investment Income	$1,118,488	$1,183,654
Net Realized Gain	150,366	15,731,048
Net Change in Unrealized Appreciation (Depreciation)	(11,282,530)	16,427,644
Net Increase (Decrease) in Net Assets Resulting From Operations	(10,013,676)	33,342,346

Distributions to Shareholders:
Total Distributions Paid:
Class I	(13,427,420)	(7,470,875)
Class N	(2,175)	(14)
Return of Capital	(6,131,765)	—
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(19,561,360)	(7,470,889)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	112,787,777	81,113,557
Distributions Reinvested	19,297,282	7,445,670
Cost of Shares Redeemed	(66,579,384)	(30,563,279)
Total From Capital Transactions: Class I	65,505,675	57,995,948

Class N Shares:
Proceeds from Shares Issued	37,407	10,018
Distributions Reinvested	2,175	14
Cost of Shares Redeemed	(31,497)	(10,606)
Total From Capital Transactions: Class N	8,085	(574)

Total Increase in Net Assets	35,938,724	83,866,831

Nets Assets:
Beginning of Year	172,256,071	88,389,240
End of Year	$208,194,795	$172,256,071

SHARE ACTIVITY
Class I:
Shares Sold	6,301,118	4,183,928
Shares Reinvested	1,041,715	433,438
Shares Redeemed	(3,803,813)	(1,633,796)
Net increase in shares of beneficial interest outstanding	3,539,020	2,983,570
Class N:
Shares Sold	1,848	529
Shares Reinvested	113	1
Shares Redeemed	(1,823)	(540)
Net increase (decrease) in shares of beneficial interest outstanding	138	(10)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the		For the	For the	For the		For the
	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net Asset Value, Beginning of Year	$14.27		$14.55	$15.14	$14.86		$15.95
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.04)		(0.18)	(0.15)	(0.01)		0.45
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)		0.68	(0.25)	0.78		(0.55)
Total From Operations	(1.73)		0.50	(0.40)	0.77		(0.10)
Less Distributions:
From Paid in Capital	(0.05)		—	—	—		—
From Net Investment Income	(0.83)		(0.78)	(0.19)	(0.49)		(0.99)
Total Distributions	(0.88)		(0.78)	(0.19)	(0.49)		(0.99)
Paid-in-Capital from Redemption Fees	—		—	—	—		0.00 (d)
Net Asset Value, End of Year	$11.66		$14.27	$14.55	$15.14		$14.86
Total Return (b)	(12.90)%		3.43%	(2.70)%	5.10%		(0.65)%
Net Assets, End of Year (000’s)	$108,258		$90,597	$63,012	$64,403		$52,093
Ratio of Expenses to Average Net Assets (c)	1.56%		1.55%	1.55%	1.58%		1.50%
Ratio of Net Expenses and Net of Waivers to Average Net Assets	1.56%		1.55%	1.55%	1.58	% (c)	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	(0.32)%		(1.23)%	(1.05)%	(0.05)%		2.94%
Portfolio Turnover Rate	15%		11%	11066%	2%		217%

	Class N
	For the		For the	For the	For the		For the
	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
Net Asset Value, Beginning of Year	$14.46		$14.74	$15.33	$14.84		$15.94
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.08)		(0.22)	(0.19)	(0.04)		0.40
Net Realized and Unrealized Gain (Loss) on Investments	(1.71)		0.69	(0.25)	0.76		(0.54)
Total From Operations	(1.79)		0.47	(0.44)	0.72		(0.14)
Less Distributions:
From Paid in Capital	(0.05	) (d)	—	—	—		—
From Net Investment Income	(0.73)		(0.75)	(0.15)	(0.23)		(0.96)
Total Distributions	(0.78)		(0.75)	(0.15)	(0.23)		(0.96)
Paid-in-Capital from Redemption Fees	—		—	—	—		0.00 (d)
Net Asset Value, End of Year	$11.89		$14.46	$14.74	$15.33		$14.84
Total Return (b)	(13.08)%		3.12%	(2.97)%	4.93%		(0.97)%
Ratios/Supplemental Data
Net Assets, End of Year (000’s)	$918		$1,657	$3,807	$5,821		$13,364
Ratio of Gross Expenses to Average Net Assets (c)	1.78%		1.82%	1.78%	1.84%		1.74%
Ratio of Net Expenses and Net of Waivers to Average Net Assets	1.78%		1.82%	1.78%	1.84	% (c)	1.74%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	(0.67)%		(1.55)%	(1.28)%	(0.23)%		2.61%
Portfolio Turnover Rate	15%		11%	11066%	2%		217%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Amount is less than $0.005 per share.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class Y
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	October 31, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018
Net Asset Value, Beginning of Year	$14.42		$14.68		$15.25		$14.95		$16.03
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.04)		(0.17)		(0.14)		0.02		0.46
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)		0.69		(0.24)		0.77		(0.55)
Total From Operations	(1.73)		0.52		(0.38)		0.79		(0.09)
Less Distributions:
From Paid in Capital	(0.05)		—		—		—		—
From Net Investment Income	(0.83)		(0.78)		(0.19)		(0.49)		(0.99)
From Net Realized Gains	—		—		—		—		—
Total Distributions	(0.88)		(0.78)		(0.19)		(0.49)		(0.99)
Paid-in-Capital from Redemption Fees	—		—		—		—		0.00	(f)
Net Asset Value, End of Year	$11.81		$14.42		$14.68		$15.25		$14.95
Total Return (b)	(12.76)%		3.54%		(2.68)%		5.34%		(0.64)%
Net Assets, End of Year (000’s)	$116,836		$175,124		$216,144		$274,941		$284,993
Ratio of Gross Expenses to Average Net Assets (c)	1.53	% (d)	1.56	% (d)	1.55	% (d)	1.58	% (d)	1.46	% (d)
Ratio of Net Expenses to Average Net Assets (c)	1.43%		1.43%		1.43%		1.43%		1.48	% (e)
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(g)	(0.32)%		(1.14)%		(0.95)%		0.12%		3.01%
Portfolio Turnover Rate	15%		11%		11066%		2%		217%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(f)	Amount is less than $0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net Asset Value, Beginning of Year	$16.39	$15.46	$16.27	$15.31	$15.46
Activity from Investment Operations:
Net Investment Income (a)	0.11	0.34	0.36	0.50	0.42
Net Realized and Unrealized Gain (Loss) on Investments	(1.73)	0.94	(0.82)	0.95	(0.18)
Total From Operations	(1.62)	1.28	(0.46)	1.45	0.24
Less Distributions:
From Paid in Capital	(0.12)	—	—	—	—
From Net Investment Income	—	(0.35)	(0.35)	(0.49)	(0.39)
From Net Realized Gains	(0.76)	—	—	—	—
Total Distributions	(0.88)	(0.35)	(0.35)	(0.49)	(0.39)
Net Asset Value, End of Year	$13.89	$16.39	$15.46	$16.27	$15.31
Total Return (b)	(10.36)%	8.30%	(2.85)%	9.62%	1.64%
Net Assets, End of Year (000’s)	$147,782	$153,899	$152,522	$180,342	$170,030
Ratio of Gross Expenses to Average Net Assets including interest expense (c)	1.01%	1.07%	1.09%	1.09%	1.04%
Ratio of Net Expenses to Average Net Assets including interest expense (c)	1.00%	1.00%	1.00%	1.00%	1.04%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c)(e)	1.01%	1.07%	1.09%	1.09%	0.96%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c)	1.00%	1.00%	1.00%	1.00%	0.96%
Ratio of Net Investment Income to Average Net Assets (c,d)	0.76%	2.11%	2.26%	3.13%	2.73%
Portfolio Turnover Rate	860%	8%	250%	7%	280%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class N
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net Asset Value, Beginning of Year	$17.05	$16.17	$16.90	$15.61	$15.72
Activity from Investment Operations:
Net Investment Income (a)	0.12	0.13	0.46	0.45	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(1.74)	1.07	(1.06)	1.00	(0.12)
Total From Operations	(1.62)	1.20	(0.60)	1.45	0.21
Less Distributions:
From Paid in Capital	(0.12)	—	—	—	—
From Net Investment Income	—	(0.32)	(0.13)	(0.16)	(0.32)
From Net Realized Gains	(0.76)	—	—	—	—
Total Distributions	(0.88)	(0.32)	(0.13)	(0.16)	(0.32)
Net Asset Value, End of Year	$14.55	$17.05	$16.17	$16.90	$15.61
Total Return (b)	(9.94)%	7.47%	(3.60)%	9.35%	1.31%
Net Assets, End of Year (000’s)	$16 (f)	$18 (f)	$194 (f)	$89	$162
Ratio of Gross Expenses to Average Net Assets including interest expense (c)	1.26%	1.32%	1.34%	1.34%	1.25%
Ratio of Net Expenses to Average Net Assets including interest expense (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c)(e)	1.26%	1.32%	1.34%	1.34%	1.22%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c)	1.25%	1.25%	1.25%	1.25%	1.22%
Ratio of Net Investment Income to Average Net Assets (c,d)	0.77%	0.05%	2.72%	2.78%	2.08%
Portfolio Turnover Rate	860%	8%	250%	7%	280%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(f)	Amount is actual; not presented in thousands.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I
	For the	For the	For the	For the	For the Period
	Year Ended	Year Ended	Year Ended,	Year Ended,	November 2, 2017
	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	Through October 31, 2018*
Net Asset Value, Beginning of Period	$17.19	$14.49	$14.39	$14.67	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.07	(0.04)	(0.07)	0.18	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(2.05)	3.68	0.30	(0.17)	(0.32)
Total From Operations	(1.98)	3.64	0.23	0.01	(0.24)
Less Distributions:
From Paid in Capital	—	—	—	(0.02)	(0.09)
From Net Investment Income	(2.22)	(0.94)	(0.13)	(0.27)	(0.00	) (h)
Total Distributions	(2.22)	(0.94)	(0.13)	(0.29)	(0.09)
Net Asset Value, End of Period	$12.99	$17.19	$14.49	$14.39	$14.67
Total Return (b)	(13.72)%	25.54%	1.63%	0.04%	(1.58)%
Net Assets, End of Period (000’s)	$214,447	$192,488	$127,599	$108,823	$81,628
Ratio of Gross Expenses to Average Net Assets (e,f)	1.23%	1.24%	1.29%	1.26%	1.23	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.20%	1.20%	1.20%	1.20%	1.20	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,g)	0.49%	(0.24)%	(0.47)%	1.19%	0.55	% (c)
Portfolio Turnover Rate	413%	63%	230%	344%	682	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class N
	For the		For the	For the	For the	For the Period
	Year Ended		Year Ended	Year Ended,	Year Ended,	November 2, 2017
	October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	Through October 31, 2018*
Net Asset Value, Beginning of Period	$17.18		$14.66	$14.57	$14.66	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(1.78	) (j)	(0.21)	(0.09)	0.17	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		3.63	0.29	(0.19)	(0.33)
Total From Operations	(2.37)		3.42	0.20	(0.02)	(0.27)
Less Distributions:
From Paid in Capital	—		—	—	(0.02)	(0.07)
From Net Investment Income	(1.81)		(0.90)	(0.11)	(0.05)	(0.00	) (b)
Total Distributions	(1.81)		(0.90)	(0.11)	(0.07)	(0.07)
Net Asset Value, End of Period	$13.00		$17.18	$14.66	$14.57	$14.66
Total Return (c)	(15.58)%		22.46%	1.36%	(0.16)%	(1.79)%
Net Assets, End of Period (000’s)	$15	(d)	$18 (d)	$9	$32	$153
Ratio of Gross Expenses to Average Net Assets (e,f)	1.48%		1.49%	1.54%	1.51%	1.51	% (g)
Ratio of Net Expenses to Average Net Assets (e)	1.45%		1.45%	1.45%	1.45%	1.45	% (g)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,h)	0.24%		(0.71)%	(0.60)%	1.17%	0.38	% (g)
Portfolio Turnover Rate	413%		63%	230%	344%	682	% (i)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.005.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Total returns for periods less than one year are not annualized.

(d)	Amount is actual, not presented in thousands.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Annualized.

(h)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(i)	Not annualized.

(j)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I
	For the	For the	For the	For the		For the Period
	Year Ended	Year Ended	Year Ended	Year Ended		November 2, 2017
	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		Through October 31, 2018*
Net Asset Value, Beginning of Period	$20.09	$15.81	$14.74	$14.48		$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.10	0.18	0.12	0.22		0.35
Net Realized and Unrealized Gain (Loss) on Investments	(1.06)	5.41	1.23	0.37		(0.53)
Total From Operations	(0.96)	5.59	1.35	0.59		(0.18)
Less Distributions:
Pain in Capital	(0.65)	—	—	—		—
From Net Realized Gains	(0.51)	—	—	(0.00	) (h)	—
From Net Investment Income	(0.78)	(1.31)	(0.28)	(0.33)		(0.34)
Total Distributions	(1.94)	(1.31)	(0.28)	(0.33)		(0.34)
Net Asset Value, End of Period	$17.19	$20.09	$15.81	$14.74		$14.48
Total Return (b)	(5.30)%	36.79%	9.25%	4.16%		(1.27)%
Net Assets, End of Period (000’s)	$208,192	$172,256	$88,389	$77,875		$55,694
Ratio of Gross Expenses to Average Net Assets (e,f)	1.30%	1.34%	1.45%	1.40%		1.41	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.30%	1.30%	1.30%	1.30%		1.30	% (c)
Ratio of Net Investment Income to Average Net Assets (e,g)	0.57%	0.93%	0.77%	1.52%		2.30	% (c)
Portfolio Turnover Rate	934%	160%	628%	256%		20	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class N
	For the	For the	For the	For the		For the Period
	Year Ended	Year Ended	Year Ended	Year Ended		November 2, 2017
	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		Through October 31, 2018*
Net Asset Value, Beginning of Period	$20.33	$16.00	$14.90	$14.47		$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.05	0.09	0.32	0.20		0.28
Net Realized and Unrealized Gain (Loss) on Investments	(1.06)	5.54	1.02	0.36		(0.50)
Total From Operations	(1.01)	5.63	1.34	0.56		(0.22)
Less Distributions:
Paid in Capital	(0.65)	—	—	—		—
From Net Realized Gains	(0.51)	—	—	(0.00	) (h)	—
From Net Investment Income	(0.78)	(1.30)	(0.24)	(0.13)		(0.31)
Total Distributions	(1.94)	(1.30)	(0.24)	(0.13)		(0.31)
Net Asset Value, End of Period	$17.37	$20.33	$16.00	$14.90		$14.47
Total Return (b)	(5.59)%	36.55%	9.06%	3.90%		(1.52)%
Net Assets, End of Period	$2,407	$21	$177	$77,879		$136,939
Ratio of Gross Expenses to Average Net Assets (e,f)	1.55%	1.59%	1.70%	1.65%		1.67	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.55%	1.55%	1.55%	1.55%		1.55	% (c)
Ratio of Net Investment Income to Average Net Assets (e,g)	0.28%	0.97%	2.07%	1.42%		1.85	% (c)
Portfolio Turnover Rate	934%	160%	628%	256%		20	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2022

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”), each a “Fund” and collectively, the “Funds” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund commenced operations on March 9, 2017. The Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund’s investment objective is to seek to generate tax-efficient income, while focusing on managing downside risk. The Tactical International Fund’s investment objective is to seek to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund’s investment objective is to seek to generate capital appreciation while focusing on managing downside risk.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. All classes are sold at net asset value (“NAV”). Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Each Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security -specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2022 for the Funds’ investments measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$12,367,072	$138,584,786	$—	$150,951,858
U.S. Government and Agencies	—	43,519,258	—	43,519,258
Corporate Bonds	—	33,333,005	—	33,333,005
Swaps *	—	1,092,441	—	1,092,441
Total	$12,367,072	$216,529,490	$—	$228,896,562

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$670,228	$—	670,228

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$142,836,982	—	—	$142,836,982
Open-End Funds	987,172	—	—	987,172
Total	$143,824,154	—	—	$143,824,154

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$48,209	$—	$48,209

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$142,136,195	$—	$—	$142,136,195
Short-Term Investments	48,920,788	55,666,272	—	104,587,060
Swaps*	—	337,510	—	337,510
Total	$191,056,983	$56,003,782	$—	$247,060,765

Liabilities
Swaps *	$—	$119,242	$—	$119,242

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$112,860,499	$—	$—	$112,860,499
Short-Term Investments	10,245,115	8,057,607	—	18,302,722
U.S. Government and Agencies	—	39,676,050	—	39,676,050
Exchange-Traded Funds	36,551,332	—	—	36,551,332
Open End Funds	154,208	—	—	154,208
Swaps *	—	562,717	—	562,717
Total	$159,811,154	$48,296,374	$—	$208,107,528

Liabilities
Swaps *	$—	$140,235	$—	$140,235
Total	$—	$140,235	$—	$140,235

The Funds did not hold any Level 3 securities during the year.

*	Net unrealized gain (loss) of swap contracts is reported in the above table.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund, Managed Municipal Income Fund, AlphaFactor Tactical International Fund and SMarT Fund invested in during the year ended October 31, 2022 was $103,955,424, $16,042,239, $68,562,118, and $23,131,567, respectively.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two -party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The average month end notional value of the credit default swaps that the Managed Volatility Fund and the SMarT Fund invested in during the year ended October 31, 2022 was $28,342,250 and $1,815,000, respectively.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of October 31, 2022:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Credit Default Swap Contracts	Unrealized Appreciation on Swap Contracts
Total Return Swap Contracts	Unrealized Appreciation (Depreciation) on Swap Contracts

The following table sets forth the fair value of derivative contracts by primary risk exposure as of October 31, 2022:

Managed Volatility Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Credit Default Swap Contracts:
Credit Risk	$—	$(148,142)
Total Return Swap Contracts:
Equity Risk	1,092,441	(522,086)
Total	$1,092,441	$(670,228)

Managed Municipal Income Fund
Liability Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$—	$(48,209)
Total	$—	$(48,209)

AlphaFactor Tactical International Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$337,510	$(119,242)
Total	$337,510	$(119,242)

SMarT Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$562,717	$(140,235)
Total	$562,717	$(140,235)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

The following is a summary of the location of derivative investments on the Statements of Operations for the year ended October 31, 2022:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net Realized Gain/(Loss) from Security Transactions: Swap Contracts
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended October 31, 2022:

Managed Volatility Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations

			Total for the Year Ended
Derivative Investment Type	Credit Risk	Equity Risk	October 31, 2022
Credit Default Swap Contracts	$247,514	$—	$247,514
Total Return Swap Contracts	—	2,098,092	2,098,092
Managed Municipal Income Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations

			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2022
Total Return Swap Contracts		$(48,209)	$(48,209)

AlphaFactor Tactical International Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations

			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2022
Total Return Swap Contracts		$230,104	$230,104

SMarT Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations

			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2022
Total Return Swap Contracts		$(289,010)	$(289,010)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Managed Volatility Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations

			Total for the Year Ended
Derivative Investment Type	Credit Risk	Equity Risk	October 31, 2022
Credit Default Swap Contracts	$(2,297,948)	$—	$(2,297,948)
Total Return Swap Contracts	—	(23,131,207)	(23,131,207)

Managed Municipal Income Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2022
Total Return Swap Contracts		$(6,427,594)	$(6,427,594)

AlphaFactor Tactical International Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2022
Total Return Swap Contracts		$(10,182,930)	$(10,182,930)

SMarT Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
				Total for the Year
	Interest Rate			Ended October 31,
Derivative Investment Type	Risk	Credit Risk	Equity Risk	2022
Total Return Swap Contracts	$(1,267,550)	$—	$(3,930,436)	$(5,197,986)
Credit Default Swap Contracts	—	(1,216,741)	—	(1,216,741)

Offsetting of Financial Assets and Derivative Assets - The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2022.

Managed Volatility Fund
				Gross Amounts Not Offset in the Statement
Assets				of Assets & Liabilities
			Net Amounts of Assets
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$1,092,441	$—	$1,092,441	$(522,085)	$—	(1)	$570,356
Total	$1,092,441	$—	$1,092,441	$(522,085)	$—		$570,356

				Gross Amounts Not Offset in the Statement
Liabilities				of Assets & Liabilities
			Net Amounts of Liabilities
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$670,227	$—	$670,227	$(522,085)	$148,142	(1)	$—
Total	$670,227	$—	$670,227	$(522,085)	$148,142		$—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Municipal Income Fund
Gross Amounts Not Offset in the Statement
Liabilities				of Assets & Liabilities
Net Amounts of Liabilities
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$(48,209)	$—	$(48,209)	$—	$35,935	(1)	$(12,274)
Total	$(48,209)	$—	$(48,209)	$—	$35,935		$(12,274)

Tactical International Fund
Gross Amounts Not Offset in the Statement
Assets				of Assets & Liabilities
Net Amounts of Assets
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$337,510	$—	$337,510	$(114,765)	$—		$222,745
Total	$337,510	$—	$337,510	$(114,765)	$—		$222,745

Gross Amounts Not Offset in the Statement
Liabilities				of Assets & Liabilities
Net Amounts of Liabilities
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$(119,242)	$—	$(119,242)	$119,242	$—	(1)	$—
Total	$(119,242)	$—	$(119,242)	$119,242	$—		$—

SMarT Fund
Gross Amounts Not Offset in the Statement
Assets				of Assets & Liabilities
Net Amounts of Assets
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$562,717	$—	$562,717	$(92,486)	$—	(1)	$470,231
Options Contracts	—	—	—	—	—		—
Total	$562,717	$—	$562,717	$(92,486)	$—		$470,231

Gross Amounts Not Offset in the Statement
Liabilities				of Assets & Liabilities
Net Amounts of Liabilities
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$(140,235)	$—	$(140,235)	$92,486	$47,749		$—
Total	$(140,235)	$—	$(140,235)	$92,486	$47,749		$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Funds did not invest in options during the year ended October 31, 2022.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Managed Volatility Fund, monthly for the Municipal Income Fund and annually for the Tactical International Fund and SMarT Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2019 to October 31, 2021 for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund or positions expected to be taken in the Funds’ October 31, 2022 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended October 31, 2022 amounted to the following:

	Purchases		Sales
		United States		United States
Fund	Investments	Treasury Notes	Investments	Treasury Notes
Managed Volatility Fund	$32,987,991	$42,255,561	$4,641,297	$18,646,165
Municipal Income Fund	422,195,387	—	418,135,246	—
Tactical International Fund	446,900,358	138,300,144	331,728,580	149,587,544
SMarT Fund	844,683,088	198,950,331	799,998,899	175,728,743

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income risk, gap risk, high-yield fixed income securities (“junk bonds”) risk, LIBOR risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, money market instrument risk, rules-based strategy risk, swap risk, swaptions risk, total return swaps risk, U.S. government securities risk and valuation risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield risk, investment companies and ETFs risk, LIBOR risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, portfolio turnover risk, rules-based strategy risk, swap risk, taxability risk, underlying funds risk, U.S. government securities risk and volatility risk.

Tactical International Fund: active trading risk, American depositary receipts risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index tracking error risk, investment companies and ETFs risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, rules based strategy risk, U.S. government securities risk, valuation risk and volatility risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, high yield risk, investment companies and ETFs risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trusts risk, swap risk, U.S. government securities risk, underlying funds risk, valuation risk, and volatility risk.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Cash Positions Risk – The Funds may hold a significant position in cash and/or cash equivalent securities. When a Fund’s investment in cash or cash equivalent securities increases, the Funds may not participate in market advances or declines to the same extent that it would if the Fund was more fully invested. With respect to the Municipal Income Fund, the Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by the Funds may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Certain derivatives require a Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. A Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Tactical International Fund, and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Risk – The Managed Volatility Fund, Municipal Income Fund and SMarT Fund are subject to fixed income securities risk. When a Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Index Tracking Error Risk – The Tactical International Fund is subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risk of owning the underlying investments held by the investment company or ETF. A Fund will also incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Money Market Instrument Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which a Fund invests.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal. For example, COVID-19 has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.

Swap Risk – The Managed Volatility Fund, Municipal Income Fund, SMarT Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective. See Note 2 to the Financial Statements for further discussion of swaps and credit default swaps.

Credit Default Swaps Risk – A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). A Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Taxability Risk – There is no guarantee that all of the Municipal Income Fund’s income will remain exempt from federal or state or local income taxes. The Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value. In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. If the Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Total Return Swaps Risk – A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk - The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical International Fund	0.90%
SMarT Fund	1.00%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2023 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. The expense limitations are as follows:

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	1.43%
Municipal Income Fund	1.00%	1.25%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%

During the year ended October 31, 2022, the Advisor waived advisory fees of $148,232, $16,950, $4,521, and $552 with respect to the Managed Volatility Fund, Municipal Income Fund, the Tactical International Fund and the SMarT Fund, respectively. Cumulative expenses subject to recapture will expire on October 31 of the following years:

	Managed	Municipal Income	Tactical International
Year	Volatility Fund	Fund	Fund	SMarT Fund
2023	$299,527	$158,926	$112,009	$123,172
2024	247,949	106,128	62,459	41,530
2025	148,232	16,950	4,521	552
Total	$695,708	$282,004	$178,989	$165,254

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the year ended October 31, 2022, Class N paid $2,972, $0, $ 0, and $74 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the year ended October 31, 2022 there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2022, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax Purposes	Appreciation	Depreciation	App/Dep
Redwood Managed Volatility Fund	$236,181,100	$5,454	$(8,382,433)	(8,376,979)
Redwood Managed Municipal Income Fund	144,063,948	—	(239,794)	(239,794)
Redwood AlphaFactor Tactical International Fund	247,072,833	251,466	(601,044)	(349,578)
Redwood Systematic Macro Trend Fund	201,469,131	8,099,485	(2,023,805)	6,075,680

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the year ended October 31, 2022:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$16,764,030	$—	$1,067,130	$—	$17,831,160
Redwood Managed Municipal Income Fund	—	7,503,545	1,250,087	—	8,753,632
Redwood AlphaFactor Tactical International Fund	26,600,765	—	19,002	—	26,619,767
Redwood Systematic Macro Trend Fund	13,270,279	159,316	6,131,765	—	19,561,360

For the year ended October 31, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$14,308,569	$—	$—	$—	$14,308,569
Redwood Managed Municipal Income Fund	359,576	96,649	—	—	456,225
Redwood AlphaFactor Tactical International Fund	8,146,017	—	—	—	8,146,017
Redwood Systematic Macro Trend Fund	7,470,889	—	—	—	7,470,889

As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$(75,785,346)	$—	$(8,376,979)	$(84,162,325)
Redwood Managed Municipal Income Fund	(16,310,189)	—	(239,794)	(16,549,983)
Redwood AlphaFactor Tactical International Fund	(38,029,841)	—	(290,669)	(38,320,510)
Redwood Systematic Macro Trend Fund	—	—	6,075,680	6,075,680

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps, tax deferral of losses on wash sales and tax adjustments for real estate investment trusts and C-Corporation return of capital distributions. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(58,909) for the Redwood AlphaFactor Tactical International Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2022

At October 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$62,818,059	$12,967,287	$75,785,346	$—
Redwood Managed Municipal Income Fund	16,268,536	41,653	16,310,189	—
Redwood AlphaFactor Tactical International Fund	36,008,671	2,021,170	38,029,841	—
Redwood Systematic Macro Trend Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of net operating losses, return of capital, and adjustments for prior year tax returns, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2022, as follows:

		Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Redwood Managed Volatility Fund	$(1,522,578)	$1,522,578
Redwood Managed Municipal Income Fund	(43,579)	43,579
Redwood AlphaFactor Tactical International Fund	(19,002)	19,002
Redwood Systematic Macro Trend Fund	723,654	(723,654)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2022 the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

			Tactical
	Managed	Municipal	International
Owner	Volatility Fund	Income Fund	Fund	SMarT Fund
TD Ameritrade (1)	44.0%	44.0%	55.5%	52.0%

(1)	These owners are comprised of multiple investors and accounts.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange -traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Managed Municipal Income Fund will be directly affected by the performance of the BlackRock Liquidity Funds Muni Cash, Institutional Class. The annual report for this security, along with the report of the independent registered public accounting firms are included in those securities N-CSR’s are available at “www.sec.gov”. As of October 31, 2022, the percentage of the Managed Municipal Income Fund’s net assets invested in BlackRock Liquidity Funds Muni Cash, Institutional Class, was 68.8%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund and Redwood Systematic Macro Trend (“SMarT”) Fund and Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund and Redwood Systematic Macro Trend (“SMarT”) Fund (the “Funds”) each a series of Two Roads Shared Trust, as of October 31, 2022, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the year ended October 31, 2021, and prior years or periods, were audited by other auditors whose report dated December 30, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 5, 2023

Redwood Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
October 31, 2022

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds liquidity risk, taking into consideration, among other factors, the Funds investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended October 31, 2022 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds liquidity risk management program has been effectively implemented.

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2022

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning May 1, 2022 and held through October 31, 2022.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	5/1/2022	10/31/2022	Period*	10/31/2022	Period*
Redwood Managed Volatility Fund	1.48%	$1,000.00	$912.20	$7.13	$1,017.74	$7.53
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$912.20	$4.82	$1,020.16	$5.09
Redwood AlphaFactor® Tactical International Fund	1.20%	$1,000.00	$907.80	$5.77	$1,019.16	$6.11
Redwood Systematic Macro Trend “SMarT” Fund	1.22%	$1,000.00	$1,031.40	$6.66	$1,018.65	$6.61

Class N
Redwood Managed Volatility Fund	1.73%	$1,000.00	$944.60	$8.48	$1,016.48	$8.79
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$915.80	$6.04	$1,018.90	$6.36
Redwood AlphaFactor® Tactical International Fund	1.45%	$1,000.00	$908.50	$6.98	$1,017.90	$7.38
Redwood Systematic Macro Trend “SMarT” Fund	1.47%	$1,000.00	$1,029.90	$7.52	$1,017.80	$7.48

Class Y
Redwood Managed Volatility Fund	1.43%	$1,000.00	$913.50	$6.90	$1,018.00	$7.27

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended October 31, 2022 (184) divided by the number of days in the fiscal year (365).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2022

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008), Independent Director, OCHEE LP (2021- present)	10	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); iCapital KKR Private Markets Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and OHA CLO Enhanced Equity II Genpar LLP (since 2021)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	10	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iCapital KKR Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman, McGowan PLLC (legal services)(Since 2016)	10	iCapital KKR Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) of Chicago-Kent College of Law, Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017- 2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	10	iCapital KKR Private Markets Fund (since 2014); Centerstone Investors Trust (2016-2021)

*	Information is as of October 31, 2022.

**	As of October 31, 2022, the Trust was comprised of 25 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those series of the Trust that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other series of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not hold themselves out as related to any other series within the Trust, except for the Redwood Managed Volatility Portfolio, LeaderShares™ AlphaFactor US Core Equity ETF, LeaderShares™ Equity SKEW ETF, LeaderShares™ Activist Leaders ETF, LeaderShares™ Dynamic Yield ETF and LeaderShares ™ AlphaFactor Tactical Focues ETF, each of which is advised by the Funds’ Adviser.

10/31/2022 – Two Roads v2

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2022

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Ultimus Fund Solutions LLC	N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Ultimus Fund Solutions LLC (since 2015); Assistant Vice President, Ultimus Fund Solutions LLC (2011-2014)	N/A	N/A
Timothy Burdick Year of Birth: 1986	Vice President Since Aug. 2022 Secretary Since Aug. 2022	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 – 2019).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2022.

**	As of October 31, 2022, the Trust was comprised of 25 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those series of the Trustthat (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other series of the Trustor (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not hold themselves out as related to any other series within the Trust, except for the Redwood Managed Volatility Portfolio, LeaderShares™ AlphaFactor US Core Equity ETF, LeaderShares™ Equity SKEW ETF, LeaderShares™ Activist Leaders ETF, LeaderShares™ Dynamic Yield ETF and LeaderShares ™ AlphaFactor Tactical Focues ETF, each of which is advised by the Funds’ Adviser.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

10/31/2022 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

REDWOOD-AR22

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2022	2021
Redwood Managed Volatility Fund	$17,000	$17,250
Redwood Managed Municipal Income Fund	$17,000	$17,250
Redwood AlphaFactor® Tactical International Fund	$17,000	$17,250
Redwood Systematic Macro Trend Fund	$17,000	$17,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2022	2021
Redwood Managed Volatility Fund	$3,200	$3,200
Redwood Managed Municipal Income Fund	$3,200	$3,200
Redwood AlphaFactor® Tactical International Fund	$3,200	$3,200
Redwood Systematic Macro Trend Fund	$3,200	$3,200

(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for each of the last two fiscal years are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 9, 2023